UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:   BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Event Driven Equity Fund
(formerly BlackRock Large Cap Core Plus Fund)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks — 0.5%
Valley National Bancorp	15,000	$154,650
Chemicals — 0.1%
Monsanto Co.	1	106
Syngenta AG, Registered Shares	100	40,802

		40,908
Food Products — 1.0%
Kraft Foods Group, Inc.	1,800	153,252
Post Holdings, Inc. (a)	2,350	126,735

		279,987
Health Care Equipment & Supplies — 1.0%
The Cooper Cos., Inc.	850	151,275
Zimmer Biomet Holdings, Inc.	1,300	141,999

		293,274
Health Care Providers & Services — 0.5%
Brookdale Senior Living, Inc. (a)	4,100	142,270
Teladoc, Inc. (a)	200	3,800

		146,070
Industrial Conglomerates — 0.5%
Danaher Corp.	1,800	154,062
Machinery — 0.5%
Kennametal, Inc.	4,100	139,892

Oil, Gas & Consumable Fuels — 4.4%
The Williams Cos., Inc.	2,900	166,431
Williams Partners LP	22,500	1,089,675

		1,256,106
Pharmaceuticals — 0.5%
Pfizer, Inc.	4,500	150,885
Professional Services — 0.1%
TransUnion (a)	1,375	34,513
Real Estate Investment Trusts (REITs) — 0.5%
American Realty Capital Properties, Inc.	17,000	138,210
Total Common Stock (Cost — $2,942,537) — 9.6%		2,788,557

Corporate Bonds	Par (000)	Value
Auto Components — 1.7%
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	$475	$496,612
Health Care Providers & Services — 1.7%
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	470	495,263
Hotels, Restaurants & Leisure — 1.8%
Station Casinos LLC, 7.50%, 3/01/21	466	498,620
Media — 1.7%
Univision Communications, Inc., 8.50%, 5/15/21 (b)	470	494,675
Software — 1.7%
First Data Corp., 12.63%, 1/15/21	425	490,875
Total Corporate Bonds —
(Cost — $2,489,799) — 8.6%		2,476,045
Total Long-Term Investments (Cost — $5,432,336) — 18.2%		5,264,602

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	23,980,825	23,980,825
Total Short-Term Securities (Cost — $23,980,825) — 83.0%		23,980,825
Total Investments (Cost — $29,413,161*) — 101.2%		29,245,427
Liabilities in Excess of Other Assets — (1.2)%		(342,187)

Net Assets — 100.0%		$28,903,240

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,522,314

Gross unrealized appreciation	$50,127
Gross unrealized depreciation	(327,014)

Net unrealized depreciation	$(276,887)

Portfolio Abbreviations
ETF	Exchange-Traded Fund	SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund
(formerly BlackRock Large Cap Core Plus Fund)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	299,052	23,681,773	23,980,825	$3,138

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, OTC total return swaps outstanding were as follows[1]:

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short	Citigroup Global Markets, Inc.	5/09/16-8/17/16	$7,544,322	$ 33,590	[2]	$7,581,851
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	6/07/17-6/20/18	$14,182,356	(14,262)	[3]	14,170,434
				$ 19,328		$21,752,285

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-118 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro OverNight Index Average

Garban Intercapital Federal Funds Rate Open

ICE LIBOR EUR 1 Wk

ICE LIBOR GBP 1 Wk

U.S. Federal Funds Rate

[2]	Amount includes $(3,939) of net dividends and financing fees.

[3]	Amount includes $(2,340) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citigroup Global Markets, Inc., as of June 30, 2015, expiration dates 5/09/16–8/17/16:

	Shares	Value
Reference Entity — Long
ANN, Inc.	5,000	$241,450
Baker Hughes, Inc.	1,500	92,550
Bridge Capital Holdings	28,500	849,300
Broadcom Corp., Class A	11,000	566,390
Catamaran Corp.	12,000	732,960
City National Corp.	3,200	289,248
Cyan, Inc.	60,000	314,400
DIRECTV	15,300	1,419,687
Dresser-Rand Group, Inc.	13,000	1,107,340
Excel Trust, Inc.	40,000	630,800
Family Dollar Stores, Inc.	12,200	961,482
Freescale Semiconductor Ltd.	17,736	708,908
GrafTech International Ltd.	75,000	372,000
Hospira, Inc.	6,500	576,615
Hudson City Bancorp, Inc.	7,100	70,148
Meadowbrook Insurance Group, Inc.	32,000	275,200
Micrel, Inc.	20,000	278,000

	Shares	Value
Office Depot, Inc.	15,000	$129,900
Omnicare, Inc.	9,500	895,375
Pall Corp.	4,050	504,022
Reynolds American, Inc.	1	75
Rosetta Resources, Inc.	40,000	925,600
RTI International Metals, Inc.	8,000	252,160
Square 1 Financial Inc., Class A	6,000	164,100
Susquehanna Bancshares, Inc.	71,000	1,002,520
Time Warner Cable, Inc.	2,000	356,340
TNT Express NV	53,000	450,117
Total Reference Entity — Long		14,166,687

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund
(formerly BlackRock Large Cap Core Plus Fund)

	Shares	Value
Reference Entity — Short
Abbott Laboratories	(529)	$(25,963)
Alcoa, Inc.	(22,652)	(252,570)
Ascena Retail Group, Inc.	(3,400)	(56,627)
AT&T Inc.	(22,478)	(798,419)
Avago Technologies, Ltd.	(2,167)	(288,059)
Bank of America Corp.	(1,631)	(27,760)
BB&T Corp.	(17,963)	(724,089)
Campbell Soup Co.	(1,439)	(68,568)
Caterpillar, Inc.	(549)	(46,566)
Charter Communications, Inc., Class A	(1,004)	(171,935)
Ciena Corp.	(13,440)	(318,259)
Consumer Staples Select Sector SPDR Fund	(1,407)	(66,973)
Dollar Tree, Inc.	(3,031)	(239,419)
Edenred	(1)	(22)
Energy Select Sector SPDR Fund	(963)	(72,379)
Halliburton Co.	(1,680)	(72,358)
Industrial Select Sector SPDR Fund	(1,394)	(75,360)
Johnson & Johnson	(657)	(64,031)
JPMorgan Chase & Co.	(409)	(27,714)
M&T Bank Corp.	(600)	(74,958)
Merck & Co., Inc.	(687)	(39,111)
Mettler-Toledo International, Inc.	(126)	(43,024)
Noble Energy, Inc.	(21,680)	(925,302)
NXP Semiconductor NV	(6,245)	(613,259)
PacWest Bancorp	(3,598)	(168,242)
Parker-Hannifin Corp.	(295)	(34,317)
Royal Bank of Canada	(2,396)	(146,515)
SPDR S&P 500 ETF Trust	(1,046)	(215,319)
SPDR S&P Regional Banking ETF	(645)	(28,483)
Staples, Inc.	(3,282)	(50,248)
Stryker Corp.	(268)	(25,613)
Waters Corp.	(309)	(39,669)
Western Alliance Bancorp	(23,214)	(783,705)
Total Reference Entity — Short		(6,584,836)
Net Value of Reference Entity — Citigroup Global Markets, Inc.		$7,581,851

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of June 30, 2015, expiration date 6/07/17–6/20/18:

	Shares	Value
Reference Entity — Long
Advent Software, Inc.	8,100	$358,101
Alexion Pharmaceuticals, Inc.	987	178,447
Altera Corp.	14,560	745,472
ANN, Inc.	20,500	989,945
Associates Estates Realty Corp.	11,000	314,930
Baker Hughes, Inc.	1,500	92,550

	Shares	Value
Bridge Capital Holdings	11,000	$327,800
Broadcom Corp., Class A	15,536	799,949
Catamaran Corp.	20,400	1,246,032
City National Corp.	9,488	857,620
DealerTrack Technologies, Inc.	7,400	464,646
DIRECTV	8,000	742,320
Excel Trust, Inc.	35,386	558,037
Family Dollar Stores, Inc.	11,644	917,664
Freescale Semiconductor Ltd.	7,500	299,775
HCC Insurance Holdings, Inc.	8,000	614,720
Hospira, Inc.	10,500	931,455
Hudson City Bancorp, Inc.	57,000	563,160
Igate Corp.	26,373	1,257,728
Informatica Corp.	19,568	948,461
Micrel, Inc.	25,000	347,500
Office Depot, Inc.	51,400	445,124
Omnicare, Inc.	3,000	282,750
Orbitz Worldwide, Inc.	20,000	228,400
Pall Corp.	7,400	920,930
Rosetta Resources, Inc.	10,000	231,400
Sigma-Aldrich Corp.	9,000	1,254,150
Square 1 Financial Inc., Class A	4,000	109,400
Susquehanna Bancshares, Inc.	30,000	423,600
Time Warner Cable, Inc.	6,350	1,131,380
TNT Express NV	14,180	120,427
Total Reference Entity — Long		18,703,873
Reference Entity — Short
Alexion Pharmaceuticals, Inc.	(987)	(178,420)
Ascena Retail Group, Inc.	(13,940)	(232,170)
AT&T Inc.	(12,472)	(443,005)
Avago Technologies, Ltd.	(2,931)	(389,618)
BB&T Corp.	(7,590)	(305,953)
Charter Communications, Inc., Class A	(3,188)	(545,945)
Citigroup, Inc.	(496)	(27,399)
Dollar Tree, Inc.	(2,893)	(228,518)
Halliburton Co.	(1,680)	(72,358)
M&T Bank Corp.	(4,788)	(598,165)
Noble Energy, Inc.	(5,420)	(231,326)
NXP Semiconductor NV	(2,640)	(259,248)
PacWest Bancorp	(2,399)	(112,177)
Royal Bank of Canada	(7,105)	(434,471)
Staples, Inc.	(11,246)	(172,176)
Western Alliance Bancorp	(8,960)	(302,490)
Total Reference Entity — Short		(4,533,439)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$14,170,434

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	3

Schedule of Investments (concluded)	BlackRock Event Driven Equity Fund
(formerly BlackRock Large Cap Core Plus Fund)

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$2,747,755	$40,802	—	$2,788,557
Corporate Bonds[1]	—	2,476,045	—	2,476,045
Short-Term Securities	23,980,825	—	—	23,980,825

Total	$26,728,580	2,516,847	—	$29,245,427

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	—	$33,590	—	$33,590
Liabilities:
Equity contracts	—	(14,262)	—	(14,262)
Total	—	$19,328	—	$19,328

[2] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follow:

	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency at value	$(45,549)	—	—	$(45,549)
Bank overdraft	—	$(189,799)	—	(189,799)
Total	(45,549)	$(189,799)	—	$(235,348)

During the period ended June 30, 2015, there were no transfers between levels.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,763,186,542
Total Investments (Cost — $1,368,511,351) — 100.1%	1,763,186,542
Liabilities in Excess of Other Assets — (0.1)%	(1,512,479)

Net Assets — 100.0%	$1,761,674,063

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,763,186,542 and 74.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	5

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,206,803,593
Total Investments (Cost — $905,614,810) — 100.1%	1,206,803,593
Liabilities in Excess of Other Assets — (0.1)%	(853,175)

Net Assets — 100.0%	$1,205,950,418

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,206,803,593 and 98.6%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$759,148,724
Total Investments (Cost — $551,584,983) — 100.1%	759,148,724
Liabilities in Excess of Other Assets — (0.1)%	(774,280)

Net Assets — 100.0%	$758,374,444

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $759,148,724 and 81.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	7

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$850,142
Total Investments (Cost — $1,384,470) — 100.9%	850,142
Liabilities in Excess of Other Assets — (0.9)%	(7,279)

Net Assets — 100.0%	$842,863

Notes to Schedule of Investments

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $850,142 and 0.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$550,314
Total Investments (Cost — $160,838) — 101.0%	550,314
Liabilities in Excess of Other Assets — (1.0)%	(5,472)

Net Assets — 100.0%	$544,842

Notes to Schedule of Investments

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $550,314 and 0.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	9

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$170,039,255
Total Investments (Cost — $160,457,917) — 100.0%	170,039,255
Liabilities in Excess of Other Assets — 0.0%	(20,129)

Net Assets — 100.0%	$170,019,126

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $170,039,255 and 18.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Honeywell International, Inc.	34,400	$3,507,768
Raytheon Co.	225,920	21,616,026

		25,123,794
Air Freight & Logistics — 1.4%
FedEx Corp.	188,500	32,120,400
Airlines — 1.0%
Southwest Airlines Co.	310,000	10,257,900
United Continental Holdings, Inc. (a)	245,500	13,013,955

		23,271,855
Auto Components — 1.6%
The Goodyear Tire & Rubber Co.	229,800	6,928,470
Lear Corp.	269,600	30,265,296

		37,193,766
Banks — 12.5%
Bank of America Corp.	3,119,836	53,099,609
Citigroup, Inc.	1,098,618	60,687,658
JPMorgan Chase & Co.	1,151,524	78,027,266
SunTrust Banks, Inc.	765,640	32,937,833
U.S. Bancorp	1,347,625	58,486,925
Wells Fargo & Co.	209,930	11,806,463

		295,045,754
Beverages — 2.3%
Dr Pepper Snapple Group, Inc.	491,400	35,823,060
Molson Coors Brewing Co., Class B	263,100	18,367,011

		54,190,071
Biotechnology — 1.7%
Amgen, Inc.	264,700	40,636,744
Capital Markets — 1.4%
The Goldman Sachs Group, Inc.	158,880	33,172,555
Chemicals — 0.5%
Cabot Corp.	112,974	4,212,800
The Dow Chemical Co.	165,500	8,468,635

		12,681,435
Communications Equipment — 3.4%
Brocade Communications Systems, Inc.	1,684,342	20,009,983
Cisco Systems, Inc.	1,572,320	43,175,907
QUALCOMM, Inc.	255,690	16,013,865

		79,199,755
Construction & Engineering — 1.0%
AECOM (a)	694,800	22,983,984
Consumer Finance — 1.8%
Discover Financial Services	380,470	21,922,681
SLM Corp. (a)	2,106,040	20,786,615

		42,709,296

Common Stocks	Shares	Value
Containers & Packaging — 0.6%
Packaging Corp. of America	218,413	$13,648,628
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	33,370	2,145,691
Zebra Technologies Corp., Class A (a)	133,203	14,792,193

		16,937,884
Energy Equipment & Services — 2.7%
Atwood Oceanics, Inc.	570,500	15,084,020
Halliburton Co.	102,110	4,397,878
Schlumberger Ltd.	443,320	38,209,751
Weatherford International PLC (a)	593,890	7,287,030

		64,978,679
Food & Staples Retailing — 4.1%
CVS Health Corp.	744,025	78,033,342
The Kroger Co.	34,600	2,508,846
Wal-Mart Stores, Inc.	218,040	15,465,577

		96,007,765
Food Products — 0.6%
Pilgrim’s Pride Corp. (b)	184,100	4,228,777
Tyson Foods, Inc., Class A	210,300	8,965,089

		13,193,866
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	32,140	2,381,574
Health Care Providers & Services — 12.6%
Aetna, Inc.	475,300	60,581,738
Centene Corp. (a)	369,300	29,691,720
Cigna Corp.	284,100	46,024,200
Express Scripts Holding Co. (a)	82,500	7,337,550
Humana, Inc.	99,800	19,089,744
Laboratory Corp. of America Holdings (a)	214,040	25,945,929
McKesson Corp.	142,525	32,041,045
UnitedHealth Group, Inc.	337,100	41,126,200
Universal Health Services, Inc., Class B	247,450	35,162,645

		297,000,771
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	789,438	38,990,343
Las Vegas Sands Corp.	186,900	9,825,333

		48,815,676
Industrial Conglomerates — 1.9%
3M Co.	289,575	44,681,423
Insurance — 3.5%
American International Group, Inc.	980,400	60,608,328
The Travelers Cos., Inc.	228,830	22,118,708

		82,727,036

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	11

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (a)	9,420	$10,845,905
Internet Software & Services — 3.7%
Facebook, Inc., Class A (a)	342,700	29,391,665
Google, Inc., Class A (a)	53,285	28,776,031
Google, Inc., Class C (a)	54,594	28,416,723

		86,584,419
IT Services — 4.5%
Alliance Data Systems Corp. (a)	15,640	4,565,942
Amdocs Ltd.	341,279	18,630,421
Cognizant Technology Solutions Corp., Class A (a)	276,700	16,903,603
DST Systems, Inc.	46,044	5,800,623
MasterCard, Inc., Class A	479,160	44,791,877
Total System Services, Inc.	349,354	14,592,517

		105,284,983
Machinery — 1.4%
Parker-Hannifin Corp.	147,266	17,131,454
WABCO Holdings, Inc. (a)	129,000	15,959,880

		33,091,334
Media — 3.1%
Comcast Corp., Class A	1,055,900	63,501,826
Omnicom Group, Inc.	130,500	9,068,445

		72,570,271
Multiline Retail — 0.7%
Macy’s, Inc.	258,400	17,434,248
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	234,600	9,215,088
Oil, Gas & Consumable Fuels — 4.1%
BP PLC — ADR	678,410	27,109,264
Exxon Mobil Corp.	90,770	7,552,064
Hess Corp.	231,552	15,486,198
Marathon Petroleum Corp.	220,106	11,513,745
PBF Energy, Inc., Class A	176,240	5,008,741
Suncor Energy, Inc.	842,310	23,180,371
Tesoro Corp.	71,893	6,068,488

		95,918,871
Paper & Forest Products — 0.6%
Domtar Corp.	360,100	14,908,140
Pharmaceuticals — 3.6%
AstraZeneca PLC — ADR	348,800	22,222,048
Johnson & Johnson	80,095	7,806,059
Merck & Co., Inc.	103,243	5,877,624
Pfizer, Inc.	72,690	2,437,296
Teva Pharmaceutical Industries Ltd. — ADR	796,536	47,075,278

		85,418,305
Road & Rail — 0.2%
Union Pacific Corp.	60,700	5,788,959
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	1,315,170	40,000,895
Micron Technology, Inc. (a)	1,155,870	21,776,591
NVIDIA Corp.	479,900	9,650,789

		71,428,275
Software — 2.2%
Microsoft Corp.	652,340	28,800,811
Oracle Corp.	574,350	23,146,305

		51,947,116
Specialty Retail — 4.8%
The Home Depot, Inc.	389,900	43,329,587

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc.	840,800	$56,308,376
Ross Stores, Inc.	276,358	13,433,762

		113,071,725
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	270,870	33,973,870
EMC Corp.	1,040,470	27,458,003
Hewlett-Packard Co.	564,766	16,948,628
Western Digital Corp.	449,110	35,219,206

		113,599,707
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	29,200	2,101,524
Fossil Group, Inc. (a)	105,300	7,303,608

		9,405,132
Tobacco — 0.7%
Altria Group, Inc.	321,706	15,734,640
Total Common Stocks — 97.3%		2,290,949,829

Investment Companies — 0.3%
Utilities Select Sector SPDR Fund	188,000	7,794,480
Total Long-Term Investments (Cost — $1,745,555,589) — 97.6%		2,298,744,309

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	56,986,880	56,986,880

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(d)(e)	$4,345	4,344,659
Total Short-Term Securities (Cost — $61,331,539) — 2.6%		61,331,539
Total Investments (Cost — $1,806,887,128*) — 100.2%		2,360,075,848
Liabilities in Excess of Other Assets — (0.2)%		(4,688,822)

Net Assets — 100.0%		$2,355,387,026

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,810,480,851

Gross unrealized appreciation	$615,252,075
Gross unrealized depreciation	(65,657,078)

Net unrealized appreciation	$549,594,997

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,267,596	45,719,284	56,986,880	$25,696		$6,359
BlackRock Liquidity Series, LLC, Money Market Series	—	$4,344,659	$ 4,344,659	$37,014	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,290,949,829	—	—	$2,290,949,829
Investment Companies	7,794,480	—	—	7,794,480
Short-Term Securities	56,986,880	$4,344,659	—	61,331,539

Total	$2,355,731,189	$4,344,659	—	$2,360,075,848

[1]	See above Schedule of Investments for values in each industry.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $(4,344,659) is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	13

Schedule of Investments June 30, 2015 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Honeywell International, Inc.	18,300	$1,866,051
Lockheed Martin Corp.	23,370	4,344,483
Rockwell Collins, Inc.	76,600	7,074,010

		13,284,544
Air Freight & Logistics — 1.3%
FedEx Corp.	90,930	15,494,472
Airlines — 1.2%
Delta Air Lines, Inc.	29,640	1,217,611
Southwest Airlines Co.	182,200	6,028,998
United Continental Holdings, Inc. (a)	152,530	8,085,615

		15,332,224
Auto Components — 1.3%
Lear Corp.	144,700	16,244,022
Banks — 2.5%
U.S. Bancorp	560,410	24,321,794
Wells Fargo & Co.	103,400	5,815,216

		30,137,010
Beverages — 2.6%
The Coca-Cola Co.	311,820	12,232,699
Dr Pepper Snapple Group, Inc.	265,870	19,381,923

		31,614,622
Biotechnology — 2.9%
Amgen, Inc.	232,600	35,708,752
Chemicals — 2.3%
The Dow Chemical Co.	108,060	5,529,430
PPG Industries, Inc.	202,430	23,222,770

		28,752,200
Communications Equipment — 1.3%
QUALCOMM, Inc.	252,830	15,834,743
Construction & Engineering — 0.6%
AECOM (a)	215,290	7,121,793
Consumer Finance — 2.2%
Discover Financial Services	243,225	14,014,625
SLM Corp. (a)	1,277,663	12,610,534

		26,625,159
Containers & Packaging — 0.6%
Packaging Corp. of America	112,900	7,055,121
Electrical Equipment — 0.4%
SolarCity Corp. (a)	90,450	4,843,597
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	45,980	2,956,514
Zebra Technologies Corp., Class A (a)	72,430	8,043,352

		10,999,866

Common Stocks	Shares	Value
Energy Equipment & Services — 2.4%
Atwood Oceanics, Inc.	165,573	$4,377,750
Halliburton Co.	97,000	4,177,790
Oceaneering International, Inc.	113,500	5,287,965
Schlumberger Ltd.	182,410	15,721,918

		29,565,423
Food & Staples Retailing — 3.7%
CVS Health Corp.	356,900	37,431,672
The Kroger Co.	17,530	1,271,100
Wal-Mart Stores, Inc.	90,030	6,385,828

		45,088,600
Food Products — 0.4%
Pilgrim’s Pride Corp. (b)	90,540	2,079,704
Tyson Foods, Inc., Class A	81,920	3,492,250

		5,571,954

Health Care Equipment & Supplies — 0.7%
Edwards Lifesciences Corp. (a)	63,400	9,030,062
Health Care Providers & Services — 13.2%
Aetna, Inc.	231,200	29,468,752
Centene Corp. (a)	242,260	19,477,704
Cigna Corp.	155,030	25,114,860
Laboratory Corp. of America Holdings (a)	81,540	9,884,279
McKesson Corp.	97,040	21,815,562
UnitedHealth Group, Inc.	256,320	31,271,040
Universal Health Services, Inc., Class B	177,766	25,260,549

		162,292,746
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	137,800	7,244,146
Industrial Conglomerates — 2.2%
3M Co.	173,805	26,818,111
Insurance — 1.1%
The Travelers Cos., Inc.	136,820	13,225,021
Internet & Catalog Retail — 1.1%
The Priceline Group, Inc. (a)	11,320	13,033,508
Internet Software & Services — 6.8%
Facebook, Inc., Class A (a)	355,820	30,516,902
Google, Inc., Class A (a)	48,325	26,097,433
Google, Inc., Class C (a)	50,934	26,511,656

		83,125,991
IT Services — 8.7%
Alliance Data Systems Corp. (a)	78,975	23,055,961
Amdocs Ltd.	102,920	5,618,403
Cognizant Technology Solutions Corp., Class A (a)	237,970	14,537,587
DST Systems, Inc.	141,690	17,850,106
FleetCor Technologies, Inc. (a)	8,500	1,326,510

Portfolio Abbreviation
ADR	American Depositary Receipts

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
MasterCard, Inc., Class A	310,000	$28,978,800
Total System Services, Inc.	266,628	11,137,052
Visa, Inc., Class A	59,040	3,964,536

		106,468,955
Machinery — 2.6%
Dover Corp.	41,010	2,878,082
Parker-Hannifin Corp.	117,290	13,644,346
Snap-On, Inc.	25,900	4,124,575
WABCO Holdings, Inc. (a)	91,600	11,332,752

		31,979,755
Media — 4.6%
Comcast Corp., Class A	653,300	39,289,462
Omnicom Group, Inc.	138,710	9,638,958
The Walt Disney Co.	62,790	7,166,851

		56,095,271
Multiline Retail — 0.5%
Macy’s, Inc.	88,330	5,959,625
Oil, Gas & Consumable Fuels — 0.7%
Marathon Petroleum Corp.	56,812	2,971,836
PBF Energy, Inc., Class A	103,994	2,955,509
Suncor Energy, Inc.	107,485	2,957,987

		8,885,332
Pharmaceuticals — 2.0%
Teva Pharmaceutical Industries Ltd. — ADR	418,002	24,703,918
Road & Rail — 1.0%
Norfolk Southern Corp.	77,850	6,800,976
Union Pacific Corp.	54,930	5,238,674

		12,039,650
Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	466,320	14,183,123
Micron Technology, Inc. (a)	674,700	12,711,348
NVIDIA Corp.	344,500	6,927,895

		33,822,366
Software — 5.9%
Microsoft Corp.	1,111,110	49,055,507
Oracle Corp.	579,050	23,335,715

		72,391,222

Common Stocks	Shares	Value
Specialty Retail — 7.4%
The Home Depot, Inc.	319,280	$35,481,586
Lowe’s Cos., Inc.	447,000	29,935,590
Ross Stores, Inc.	182,270	8,860,145
The TJX Cos., Inc.	248,900	16,469,713

		90,747,034
Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	494,445	62,015,764
EMC Corp.	710,840	18,759,068
Western Digital Corp.	85,600	6,712,752

		87,487,584
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. (a)	39,400	2,835,618
Fossil Group, Inc. (a)	69,060	4,790,002
VF Corp.	112,410	7,839,473

		15,465,093
Tobacco — 1.0%
Altria Group, Inc.	240,041	11,740,405
Total Long-Term Investments (Cost — $878,721,474) — 99.0%		1,211,829,897

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	13,382,188	13,382,188
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(d)(e)	$2,148	2,147,618
Total Short-Term Securities (Cost — $15,529,806) — 1.2%		15,529,806
Total Investments (Cost — $894,251,280*) — 100.2%		1,227,359,703
Liabilities in Excess of Other Assets — (0.2)%		(2,999,409)

Net Assets — 100.0%		$1,224,360,294

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$895,552,901

Gross unrealized appreciation	$359,549,312
Gross unrealized depreciation	(27,742,510)

Net unrealized appreciation	$331,806,802

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	36,003,192	(22,621,004)	13,382,188	$22,551		$5,416
BlackRock Liquidity Series, LLC, Money Market Series	—	$2,147,618	$ 2,147,618	$84,337	[1]	—
[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	15

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,211,829,897	—	—	$1,211,829,897
Short-Term Securities	13,382,188	$2,147,618	—	15,529,806

Total	$1,225,212,085	$2,147,618	—	$1,227,359,703

[1]	See above Schedule of Investments for values in each industry.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $(2,147,618) is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
Raytheon Co.	125,550	$12,012,624
Rockwell Collins, Inc.	45,600	4,211,160

		16,223,784
Air Freight & Logistics — 1.4%
FedEx Corp.	75,110	12,798,744
Airlines — 1.1%
Southwest Airlines Co.	154,900	5,125,641
United Continental Holdings, Inc. (a)	97,600	5,173,776

		10,299,417
Auto Components — 1.3%
Lear Corp.	111,790	12,549,545
Banks — 19.6%
Bank of America Corp.	2,060,558	35,070,697
Citigroup, Inc.	623,126	34,421,480
JPMorgan Chase & Co.	653,585	44,286,920
SunTrust Banks, Inc.	401,200	17,259,624
U.S. Bancorp	674,185	29,259,629
Wells Fargo & Co.	382,525	21,513,206

		181,811,556
Beverages — 1.1%
Molson Coors Brewing Co., Class B	142,300	9,933,963
Biotechnology — 0.7%
Amgen, Inc.	43,300	6,647,416
Capital Markets — 2.4%
The Goldman Sachs Group, Inc.	104,858	21,893,302
Chemicals — 0.8%
Cabot Corp.	43,594	1,625,620
The Dow Chemical Co.	110,680	5,663,496

		7,289,116
Communications Equipment — 3.6%
Brocade Communications Systems, Inc.	660,341	7,844,851
Cisco Systems, Inc.	949,210	26,065,307

		33,910,158
Construction & Engineering — 1.0%
AECOM (a)	287,500	9,510,500
Consumer Finance — 2.2%
Discover Financial Services	202,190	11,650,188
SLM Corp. (a)	888,245	8,766,978

		20,417,166
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (a)	43,960	5,983,396
Energy Equipment & Services — 1.2%
Atwood Oceanics, Inc.	300,410	7,942,840

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Halliburton Co.	25,860	$1,113,790
Weatherford International PLC (a)	175,500	2,153,385

		11,210,015
Food & Staples Retailing — 3.6%
CVS Health Corp.	232,560	24,390,893
Wal-Mart Stores, Inc.	126,420	8,966,971

		33,357,864
Food Products — 0.6%
Pilgrim’s Pride Corp. (b)	94,270	2,165,382
Tyson Foods, Inc., Class A	81,600	3,478,608

		5,643,990
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	13,130	972,933
Health Care Providers & Services — 10.2%
Aetna, Inc.	182,320	23,238,507
Cigna Corp.	113,330	18,359,460
Humana, Inc.	41,290	7,897,951
Laboratory Corp. of America Holdings (a)	86,050	10,430,981
UnitedHealth Group, Inc.	157,980	19,273,560
Universal Health Services, Inc., Class B	111,868	15,896,443

		95,096,902
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	335,857	16,587,977
Household Products — 0.1%
The Procter & Gamble Co.	11,500	899,760
Industrial Conglomerates — 2.5%
3M Co.	105,755	16,317,997
General Electric Co.	259,865	6,904,613

		23,222,610
Insurance — 5.3%
American International Group, Inc.	536,730	33,180,649
The Chubb Corp.	34,990	3,328,949
The Travelers Cos., Inc.	127,420	12,316,417

		48,826,015
IT Services — 2.5%
Amdocs Ltd.	132,968	7,258,723
DST Systems, Inc.	76,040	9,579,519
Total System Services, Inc.	156,176	6,523,471

		23,361,713
Machinery — 1.2%
Parker-Hannifin Corp.	92,500	10,760,525
Media — 2.1%
Comcast Corp., Class A	331,550	19,939,417

Portfolio Abbreviations

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	17

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multiline Retail — 1.0%
Macy’s, Inc.	133,900	$9,034,233
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	155,800	6,119,824
Oil, Gas & Consumable Fuels — 8.4%
BP PLC — ADR	457,500	18,281,700
Chevron Corp.	21,865	2,109,317
Exxon Mobil Corp.	314,915	26,200,928
Hess Corp.	110,120	7,364,826
Marathon Petroleum Corp.	65,704	3,436,976
PBF Energy, Inc., Class A	72,730	2,066,987
Suncor Energy, Inc.	534,400	14,706,688
Tesoro Corp.	44,327	3,741,642

		77,909,064
Paper & Forest Products — 0.9%
Domtar Corp.	197,920	8,193,888
Pharmaceuticals — 6.2%
AstraZeneca PLC — ADR	141,200	8,995,852
Johnson & Johnson	67,500	6,578,550
Merck & Co., Inc.	192,680	10,969,272
Pfizer, Inc.	342,475	11,483,187
Teva Pharmaceutical Industries Ltd. — ADR	326,552	19,299,223

		57,326,084
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	652,100	19,833,621
Micron Technology, Inc. (a)	440,240	8,294,122
NVIDIA Corp.	85,700	1,723,427

		29,851,170
Software — 1.1%
Microsoft Corp.	102,890	4,542,593
Oracle Corp.	147,890	5,959,967

		10,502,560
Specialty Retail — 2.6%
Lowe’s Cos., Inc.	362,160	24,253,855

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 3.9%
EMC Corp.	425,910	$11,239,765
Hewlett-Packard Co.	317,604	9,531,296
Seagate Technology PLC	13,610	646,475
Western Digital Corp.	191,320	15,003,314

		36,420,850
Total Common Stocks — 96.7%		898,759,312

Investment Companies — 0.5%
Utilities Select Sector SPDR Fund	107,300	4,448,658
Total Long-Term Investments (Cost — $686,032,859) — 97.2%		903,207,970

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	4,495,163	4,495,163
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(d)(e)	$2,230	2,230,333
Total Short-Term Securities (Cost — $6,725,496) — 0.7%		6,725,496
Total Investments (Cost — $692,758,355*) — 97.9%		909,933,466
Other Assets Less Liabilities — 2.1%		19,294,191

Net Assets — 100.0%		$929,227,657

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$710,057,228

Gross unrealized appreciation	$224,610,776
Gross unrealized depreciation	(24,734,538)

Net unrealized appreciation	$199,876,238

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	15,209,518	(10,714,355)	4,495,163	$5,605		$1,522
BlackRock Liquidity Series, LLC, Money Market Series	—	$2,230,333	$2,230,333	$18,485	[1]	—
[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$898,759,312	—	—	$898,759,312
Investment Companies	4,448,658	—	—	4,448,658
Short-Term Securities	4,495,163	$2,230,333	—	6,725,496

Total	$907,703,133	$2,230,333	—	$909,933,466

[1]	See above Schedule of Investments for values in each industry.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $(2,230,333) is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2015	19

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 21, 2015